ACQUISITIONS (Details 10) (Longhaul, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012	Mar. 31, 2012	Mar. 31, 2012 Customer relationship	Mar. 31, 2012 Contract backlog	Mar. 31, 2012 Non-compete agreement
ACQUISITIONS
Purchase price				$ 1,494
Cash consideration paid			772
Fair value of cash consideration				722
Intangible assets acquired:
Intangible assets acquired					190	27	262
Goodwill				1,015
Total				1,494
Total consideration				1,494
Estimated useful life of intangible assets
Estimated useful life					3 years 6 months	3 months	4 years
Pro forma information summarizing the results of operations
Net revenues	359,322	220,733
Net income	$ 2,583	$ 17,858
Net income per share
Basic (in dollars per share)	$ 0.05	$ 0.44
Diluted (in dollars per share)	$ 0.05	$ 0.42